FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING ATENTO BRASIL SA (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 109,700